Earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019 GBP (£) £ / shares item shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares item shares	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£) £ / shares shares
Earnings per share
Profit for the period | £	£ 35,007	£ 26,770	£ 36,135	£ (14,535)	£ 33,416
Basic earnings per share | £ / shares	£ 0.2127	£ 0.1627	£ 0.2196		£ 0.2031
Diluted earnings per share | £ / shares	£ 0.2125	£ 0.1626	£ 0.2194		£ 0.2029
Number of categories of dilutive potential ordinary shares | item	1		1
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	164,573	164,526	164,573		164,526
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	164,746	164,663	164,737		164,663
Class A ordinary shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	40,573	40,526	40,573		40,526
Adjustment for assumed conversion into Class A ordinary shares	173	137	164		137
Class B ordinary shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	124,000	124,000	124,000		124,000